Convertible Debentures	12 Months Ended
Jun. 30, 2020
Convertible Debentures
Convertible Debentures

Note 14 – Convertible Debentures

Convertible Debenture issued on November 22, 2019, December 30, 2019 and March 9, 2020

On November 22, 2019, the Company entered into a securities purchase agreement with an accredited investor to place convertible debentures (“Debenture”) with a maturity date of twelve months after the issuance thereof in the aggregate principal amount of $5,000,000. The first convertible debenture was issued on November 22, 2019 in the amount of $2,000,000; the second convertible debenture was issued on December 30, 2019 in the amount of $2,000,000; and the third convertible debenture was issued on March 9, 2020 in the amount of $1,000,000.  The Debentures bear interest at the rate of 5% per annum.

The Debenture holder may convert a Debenture in its sole discretion at any time on or prior to maturity at the lower of $5.06 or 93% of the average of the four lowest daily VWAPs during the 10 consecutive trading days immediately preceding the conversion date, provided that as long as we are not in default under the Debenture, the conversion price may never be less than $3.00.  Any time after the issuance of a Debenture that the daily VWAP is less than $3.00 for a period of 10 consecutive trading days (each such occurrence, a “Triggering Event”) and only for so long as such conditions exist after a Triggering Event, the Company shall make monthly payments beginning on the 30th day after the date of the Triggering Event. Each monthly payment shall be in an amount equal to the sum of (i) the principal amount outstanding as of the date of the Triggering Event divided by the number of such monthly payments until maturity, (ii) a redemption premium of 10% during the six month after the issuance of a Debenture of 20% thereafter in respect of such principal amount and (iii) accrued and unpaid interest hereunder as of each payment date. The Company may, no more than twice, obtain a thirty-day deferral of a monthly payment due as a result of a Triggering Event through the payment of a deferral fee in the amount equal to 10% of the total amount of such monthly payment. Each deferral payment may be paid by the issuance of such number of shares as is equal to (i) if such shares issued will be immediately freely tradable shares in the hands of the holder, 100% of the average of the daily VWAPs during the 10 consecutive trading days immediately preceding the due date in respect of such deferred monthly payment, and (ii) if such shares issued will be restricted securities, 93% of the average of the 4 lowest daily VWAPS during the 10 consecutive Trading Days immediately preceding the due date.

On June 19, 2020, the Company entered in an amendment agreement with the Debenture holder to amend the “Floor Price” of the convertible debenture issued on November 22, 2019 to $1.00 per share and the “Floor Price” of the convertible debenture issued on December 30, 2019 to $1.00 per share for the first $200,000 of principal and accrued interest to be converted. The “Floor Price” for the remaining principal and accrued interest on that debenture shall remained unchanged at $3.00 per share.  On September 15, 2020, the Company entered in an amendment agreement with the Debenture holder to amend the “Floor Price” of the Second Convertible Debenture to $1.00 per share for the first $1,400,000 of principal and accrued interest to be converted. The “Floor Price” for the remaining principal and accrued interest on the Second Convertible Debenture and the Third Convertible Debenture shall remain unchanged at $3.00 per share. On November 13, 2020, the Company entered in an amendment agreement with the Debenture Holder to amend the “Floor Price” of the remaining $600,000 of principal and accrued interest to be converted in the Second Convertible Debenture to $1.00 per share and to amend the “Floor Price” of the Third Convertible Debenture to $1.00 per share for the first $200,000 of principal plus accrued interest to be converted. The “Floor Price” for the remaining principal and accrued interest on the Third Convertible Debenture shall remain unchanged at $3.00 per share.

The Company determined that conversion option embedded in the Debenture is considered indexed to the Company’s own stock and did not required to be separately accounted for as a derivative under the guidance in ASC 815.   However, the Debenture are convertible into shares of the common stock, at conversion price equal to 93% of the average of four lowest trading price during the 10 trading day period prior to the date of any notice of conversion, which is lower than the price of the Company’s common stock on the date of issue for the first two batches of the principal amount of $4,000,000 of the Debenture on November 22, 2019 and December 30, 2019. Therefore, the conversion feature embedded in the convertible note meet the definition of beneficial conversion feature (“BCF”). The Company evaluated the intrinsic value of the BCF at the issue date to be at $259,540. The relative fair values of the BCF were recorded into additional paid in capital as well as were recognized as a discount to the Debenture. The discount to the Debenture is being amortized to interest expense over the life of the Debenture using effective interest method.

The price of the Company’s common stock on the date of issue on March 9, 2020 was $2.33 for the remaining principal amount of $1,000,000 of the Debenture, which is lower than the conversion floor price of $3.00 and it does not contain a BCF on the issuance date.  As a result, the $1,000,000 conversion option embedded in the Debenture are entirety accounted for a liability with the Debenture.

Convertible Debenture issued on June 19, 2020, July 17, 2020,  August 14, 2020, and November 13, 2020

On June 19, 2020, the Company entered into another securities purchase agreement with the same accredited investor to place convertible debentures with a maturity date of twelve months after the issuance thereof in the aggregate principal amount of $2,000,000. The first Debenture in the amount of $700,000 was issued on June 19, 2020; the second Debenture in the amount of $700,000 was issued on July 17, 2020; the third Debenture in an amount of $300,000 was issued on August 14, 2020; and the fourth closing of the Debenture in an amount of $300,000 was issued on November 13, 2020.  The Debentures bear interest at the rate of 5% per annum.

The Debenture holder may convert a Debenture in its sole discretion at any time on or prior to maturity at the lower of $3.00 or 93% of the average of the four lowest daily VWAPs during the 10 consecutive trading days immediately preceding the conversion date, provided that as long as we are not in default under the Debenture, the conversion price may never be less than $2.50.  The Company may not convert any portion of a Debenture if such conversion would result in the Debenture holder beneficially owning more than 4.99% of our then issued and common stock, provided that such limitation may be waived by the Debenture holder with 65 days’ notice.  Any time after 180 days from the date of issuance that the daily VWAP is less than $2.50 for a period of 10 consecutive trading days (each such occurrence, a “Triggering Event”) and only for so long as such conditions exist after a Triggering Event, we shall make monthly payments beginning on the 30th day after the date of the Triggering Event. Each monthly payment shall be in an amount equal to the sum of (i) the principal amount outstanding as of the date of the Triggering Event divided by the number of such monthly payments until maturity, (ii) a redemption premium of 10% during the six month after the signing of the Agreement or 20% thereafter in respect of such principal amount and (iii) accrued and unpaid interest hereunder as of each payment date. The Company may, no more than twice, obtain a thirty-day deferral of a monthly payment due as a result of a Triggering Event through the payment of a deferral fee in the amount equal to 10% of the total amount of such monthly payment. Each deferral payment may be paid either (i) in cash or (ii) if the conversion price on the date of the payment is above $2.50 and such shares issued will be immediately freely tradable shares in the hands of the Debenture holder, by the issuance of such number of shares as is equal to the applicable deferral payment divided by a price per share equal to the conversion price.

The price of the Company’s common stock on the date of issue on June 19, 2020 was $1.70 for the principal amount of $700,000 of the first Debenture, which is lower than the conversion floor price of $2.50 and it does not contain a BCF on the issuance date.  As a result, the $700,000 conversion option embedded in the Debenture are entirety accounted for a liability with the Debenture.

	June 30, 2020	June 30, 2019
Principal balance	$4,900,000	$—
Less: Debentures discount and debts insurance cost	(131,688)	—
Total	$4,768,312	$—

The Company incurred issuance cost of $230,000 and had a BCF value of $259,540 in connection with the issuance of the Debentures.  The Company recognized the issuance cost and the BCF value as a discount to the Debentures at the inception date.  For the year ended June 30, 2020, amortization of the issuance cost and Debentures discount of $153,274 and $204,579, respectively.  These issuance costs and Debenture discount are being amortized and recorded to interest expense in the accompanying consolidated statements of income and comprehensive income (loss) over the life of the Debentures using effective interest method.